Document and Entity Information	Mar. 21, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	GENERATION ASIA I ACQUISITION LIMITED
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41239
Entity Tax Identification Number	98-1588665
Entity Address, Address Line One	Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	814-5580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001852061
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
One Class A Ordinary Share, $0.0001 Par Value and One-half of One Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GAQ.U
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	GAQ
Security Exchange Name	NYSE
Redeemable Warrants Included as Part of Units, each Whole Warrant Exercisable for One Class A Ordinary Share at an Exercise Price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GAQWS
Security Exchange Name	NYSE